Subsequent Events (Details) - Schedule of share price trades - DeepGreen Metals Inc. [Member] - Subsequent Event [Member]	Dec. 31, 2020 $ / shares shares
Thresholds One [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share price | $ / shares	$ 25
Incentive Shares | shares	10
Thresholds Two [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share price | $ / shares	$ 35
Incentive Shares | shares	10
Thresholds Three [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share price | $ / shares	$ 50
Incentive Shares | shares	20
Thresholds Four [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share price | $ / shares	$ 75
Incentive Shares | shares	20
Thresholds Five [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share price | $ / shares	$ 100
Incentive Shares | shares	20
Thresholds Six [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share price | $ / shares	$ 150
Incentive Shares | shares	25
Thresholds Seven [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Share price | $ / shares	$ 200
Incentive Shares | shares	25